SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 29. SUBSEQUENT EVENTS

These consolidated financial statements were approved by management and available for issuance on October 15, 2025, and the Company has evaluated subsequent events through this date.